General Information - Details of Associates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Domestic [member] | New Songdo International City Development, LLC [member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Seoul
Domestic [member] | Gale International Korea, LLC [member]
Disclosure of associates [line items]
Category of business	Real estate rental
Ownership (%)	29.90%	29.90%
Region	Seoul
Domestic [member] | SNNC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%
Region	Gwangyang
Domestic [member] | KONES, Corp. [member]
Disclosure of associates [line items]
Category of business	Technical service
Ownership (%)	41.67%	41.67%
Region	Gyeongju
Domestic [member] | Chungju Enterprise City Development Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	29.53%	29.53%
Region	Chungju
Domestic [member] | DAEHO GLOBAL MANAGEMENT CO., LTD. [member]
Disclosure of associates [line items]
Category of business	Investment advisory service
Ownership (%)	35.82%	35.82%
Region	Pohang
Domestic [member] | Mokpo Deayang Industrial Corporation [member]
Disclosure of associates [line items]
Category of business	Real estate development and rental
Ownership (%)	27.40%	27.40%
Region	Mokpo
Domestic [member] | Gunggi Green Energy [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	19.00%	19.00%
Region	Hwaseong
Domestic [member] | Pohang Special Welding Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Welding material and tools manufacturing and sales
Ownership (%)	50.00%	50.00%
Region	Pohang
Domestic [member] | KoFC POSCO HANWHA KB Shared Growth No. 2. Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	12.50%	12.50%
Region	Seoul
Domestic [member] | EQP POSCO Global No1 Natural Resources Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	33.41%	31.27%
Region	Seoul
Domestic [member] | KC Chemicals CORP [member]
Disclosure of associates [line items]
Category of business	Machinery manufacturing
Ownership (%)	19.00%	19.00%
Region	Hwaseong
Domestic [member] | Garolim Tidal Power Plant Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Tidal power plant construction and management
Ownership (%)	32.13%	32.13%
Region	Seosan
Domestic [member] | POSTECH Social Enterprise Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	9.17%	9.17%
Region	Seoul
Domestic [member] | QSONE Co.,Ltd. [member]
Disclosure of associates [line items]
Category of business	Real estate rental and facility management
Ownership (%)	50.00%	50.00%
Region	Seoul
Domestic [member] | Chun-cheon Energy Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	49.10%	45.67%
Region	Chuncheon
Domestic [member] | Keystone NO. 1. Private Equity Fund [member]
Disclosure of associates [line items]
Category of business	Private equity financial
Ownership (%)	52.58%	40.45%
Region	Seoul
Domestic [member] | Noeul Green Energy Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	10.00%	10.00%
Region	Seoul
Domestic [member] | Posco-IDV Growth Ladder IP Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	17.86%	17.86%
Region	Seoul
Domestic [member] | Daesung Steel [member]
Disclosure of associates [line items]
Category of business	Steel sales
Ownership (%)	17.54%	17.54%
Region	Busan
Domestic [member] | Pohang E&E Co,. Ltd. [member]
Disclosure of associates [line items]
Category of business	Investment in waste energy
Ownership (%)	30.00%	30.00%
Region	Pohang
Domestic [member] | POSCO Energy Valley Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	20.00%	20.00%
Region	Pohang
Domestic [member] | Hyundai Invest Guggenheim CLO Private Special Asset Investment Trust II [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	35.44%	38.47%
Region	Seoul
Domestic [member] | PoscoPlutus Bio Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	11.97%	11.97%
Region	Seoul
Domestic [member] | PoscoPlutus Project Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	11.91%	11.91%
Region	Seoul
Domestic [member] | Posco Agri-Food Export Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	30.00%	30.00%
Region	Seoul
Domestic [member] | PoscoPlutus Project Second Project Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	0.61%	0.61%
Region	Seoul
Domestic [member] | Posco Culture Contents Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	31.67%	31.67%
Region	Seoul
Domestic [member] | PCC Centroid New 1st Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	24.10%	24.10%
Region	Seoul
Domestic [member] | PCC Amberstone Private Equity Fund I [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	8.80%	8.80%
Region	Seoul
Domestic [member] | UITrans LRT Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Transporting
Ownership (%)	38.19%	38.19%
Region	Seoul
Domestic [member] | POSCO Advanced Technical Staff Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	15.87%	15.87%
Region	Seoul
Domestic [member] | POSCO 4th Industrial Revolution Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	19.05%	19.05%
Region	Seoul
Domestic [member] | Incheon-Gimpo Expressway Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	18.26%	18.26%
Region	Anyang
Domestic [member] | Pureun Tongyeong Enviro Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Sewerage treatment
Ownership (%)	20.40%	20.40%
Region	Tongyeong
Domestic [member] | Pure Gimpo Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	28.79%	28.79%
Region	Seoul
Domestic [member] | POSCO PLANTEC Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction of industrial plant
Ownership (%)	73.94%	73.94%
Region	Ulsan
Domestic [member] | Posgreen Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Lime and plaster manufacturing
Ownership (%)	19.00%	19.00%
Region	Gwangyang
Domestic [member] | Clean Iksan Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	23.50%	23.50%
Region	Iksan
Domestic [member] | Innovalley Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	28.77%	28.77%
Region	Yongin
Domestic [member] | Pohang Techno Valley PFV Corporation [member]
Disclosure of associates [line items]
Category of business	Real estate development, supply and rental
Ownership (%)	57.39%	57.39%
Region	Pohang
Domestic [member] | Blue Ocean private equity fund [member]
Disclosure of associates [line items]
Category of business	Private equity financial
Ownership (%)	27.52%	27.52%
Region	Seoul
Domestic [member] | Western Inland Highway Co Ltd [member]
Disclosure of associates [line items]
Category of business	Construction
Ownership (%)	30.00%	27.50%
Region	Incheon
Domestic [member] | Metropolitan Outer Ring Expressway Co Ltd [member]
Disclosure of associates [line items]
Category of business	Investment in Expressway
Ownership (%)	21.27%	47.58%
Region	Incheon
Domestic [member] | IT Engineering CO. Ltd [member]
Disclosure of associates [line items]
Category of business	Vehicle engineering
Ownership (%)	4.99%	10.84%
Region	Seoul
Domestic [member] | PCC Bio 1ST Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	13.46%	13.46%
Region	Seoul
Domestic [member] | INNOPOLIS Job Creation Fund II [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	6.21%	6.43%
Region	Seoul
Domestic [member] | Pospower Co Ltd [member]
Disclosure of associates [line items]
Category of business	Generation of electricity
Ownership (%)	34.00%	34.00%
Region	Samcheok
Domestic [member] | INKOTECH INC [Member]
Disclosure of associates [line items]
Category of business	Electricity generation and sales
Ownership (%)	10.00%	10.00%
Region	Seoul
Domestic [member] | PCC Social Enterprise Fund II [member]
Disclosure of associates [line items]
Category of business	Investment in venture companies
Ownership (%)	16.67%	16.67%
Region	Seoul
Domestic [member] | PCC Amberstone Private Equity Fund II [member]
Disclosure of associates [line items]
Category of business	Private equity trust
Ownership (%)	19.91%	19.70%
Region	Seoul
Domestic [member] | Synapse Fund [member]
Disclosure of associates [line items]
Category of business	Investment in new technologies
Ownership (%)	16.26%	16.26%
Region	Seoul
Domestic [member] | NEXTRAIN Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Service maintenance and management
Ownership (%)	32.00%	32.00%
Region	Incheon
Domestic [member] | TK CHEMICAL CORPORATION [member]
Disclosure of associates [line items]
Category of business	Chemical
Ownership (%)	5.01%	8.80%
Region	Daegu
Domestic [member] | Hanil-Daewoo Cement Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Cement
Ownership (%)	15.00%	15.00%
Region	Incheon
Domestic [member] | PCC S/W 2nd Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	12.81%
Region	Pohang
Domestic [member] | PCCConar No 1 Fund l [Member]
Disclosure of associates [line items]
Category of business	Investment in venture
Ownership (%)	13.64%
Region	Pohang
Domestic [member] | Hyochun CO., LTD [member]
Disclosure of associates [line items]
Category of business	Screen door operation and other
Ownership (%)	18.00%
Region	Seoul
Domestic [member] | PCC EV Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.18%
Region	Pohang
Domestic [member] | IBKCPCC 1st Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.18%
Region	Pohang
Domestic [member] | 2019 PCC Materials and Parts Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	8.70%
Region	Pohang
Domestic [member] | Shinahn wind Power generation [Member]
Disclosure of associates [line items]
Category of business	Electric, gas, steam
Ownership (%)	19.00%
Region	Suwon
Domestic [member] | 2019 PCC New technology Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	4.76%
Region	Pohang
Domestic [member] | PCCWoori LP secondary Fund [Member]
Disclosure of associates [line items]
Category of business	Investment in new technologies business
Ownership (%)	18.85%
Region	Pohang
Domestic [member] | 2016 Posco Plutus New technology Fund [Member]
Disclosure of associates [line items]
Category of business	New technology business investment
Ownership (%)		25.17%
Region	Seoul
Domestic [member] | Clean Gimpo Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Waste treatment and others
Ownership (%)	0.00%	29.58%
Region		Gimpo
Domestic [member] | Postech Early Stage Fund [member]
Disclosure of associates [line items]
Category of business	investment in New technology
Ownership (%)	0.00%	10.00%
Region		Pohang
Domestic [member] | Applied Science Corp. [member]
Disclosure of associates [line items]
Category of business	Machine manufacturing for semiconductor manufacturing
Domestic [member] | RPSD Project Co Ltd [Member]
Disclosure of associates [line items]
Category of business	Real estate development
Ownership (%)	29.00%
Region	Incheon
Domestic [member] | Appliedscience Co Ltd [Member]
Disclosure of associates [line items]
Category of business	Machine manufacturing for semiconductor manufacturing
Ownership (%)		22.89%
Region	Paju
Foreign [member] | VSC POSCO Steel Corporation [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales	Steel processing and sales
Ownership (%)	50.00%	50.00%	50.00%
Region	Vietnam
Foreign [member] | JB CLARK HILLS [member]
Disclosure of associates [line items]
Category of business	Apartment Construction
Ownership (%)	70.00%	25.00%
Region	Philippines
Foreign [member] | POSCHROME (PROPRIETARY) LIMITED [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	50.00%	50.00%	50.00%
Region	South Africa
Foreign [member] | CAML RESOURCES PTY LTD. [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	33.34%	33.34%	33.34%
Region	Australia
Foreign [member] | Nickel mining company SAS [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	49.00%	49.00%	49.00%
Region	New Caledonia
Foreign [member] | PT. wampu electric power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering	Construction and civil engineering
Ownership (%)	20.00%	20.00%	20.00%
Region	Indonesia
Foreign [member] | POSK(Pinghu) Steel Processing Center Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales	Steel processing and sales
Ownership (%)	20.00%	20.00%	20.00%
Region	China
Foreign [member] | PT.INDONESIA POS CHEMTECH CHOSUN Ref [member]
Disclosure of associates [line items]
Category of business	Refractory manufacturing and sales
Ownership (%)	30.19%	30.19%
Region		Indonesia
Foreign [member] | NS-Thainox Auto Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales	Steel manufacturing and sales
Ownership (%)	49.00%	49.00%	49.00%
Region	Vietnam
Foreign [member] | Zhongyue POSCO (Qinhuangdao) Tinplate Industrial Co., Ltd [member]
Disclosure of associates [line items]
Category of business	Tinplate manufacturing and sales	Tinplate manufacturing and sales
Ownership (%)	34.00%	34.00%	34.00%
Region	China
Foreign [member] | PT. Tanggamus Electric Power [member]
Disclosure of associates [line items]
Category of business	Construction and civil engineering	Construction and civil engineering
Ownership (%)	17.50%	17.50%	17.50%
Region	Indonesia
Foreign [member] | LLP POSUK Titanium [member]
Disclosure of associates [line items]
Category of business	Titanium manufacturing and sales	Titanium manufacturing and sales
Ownership (%)	35.30%	36.83%	36.83%
Region	Kazakhstan
Foreign [member] | LI3 ENERGY INC [member]
Disclosure of associates [line items]
Category of business	Resource development	Resource development
Ownership (%)	26.06%	26.06%	26.06%
Region	Peru
Foreign [member] | IMFA ALLOYS FINLEASE LTD. [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	24.00%	24.00%	24.00%
Region	India
Foreign [member] | KRAKATAU POS-CHEM DONG-SUH CHEMICAL [member]
Disclosure of associates [line items]
Category of business	Chemical by-product manufacturing and sales
Ownership (%)	19.00%	19.00%	19.00%
Region	Indonesia
Foreign [member] | 7623704 Canada Inc. [member]
Disclosure of associates [line items]
Category of business	Investments management	Investments management
Ownership (%)	10.40%	10.40%	10.40%
Region	Canada
Foreign [member] | Hamparan Mulya [member]
Disclosure of associates [line items]
Category of business	Resource development	Resource development
Ownership (%)	45.00%	45.00%	45.00%
Region	Indonesia
Foreign [member] | POS-SEAHSTEELWIRE (TIANJIN) CO., Ltd [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales
Ownership (%)	25.00%	25.00%
Region		China
Foreign [member] | Eureka Moly LLC [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	20.00%	20.00%	20.00%
Region	USA
Foreign [member] | PT. batutua tembaga raya [member]
Disclosure of associates [line items]
Category of business	Raw material manufacturing and sales	Raw material manufacturing and sales
Ownership (%)	22.00%	22.00%	22.00%
Region	Indonesia
Foreign [member] | KIRIN VIETNAM CO., LTD [member]
Disclosure of associates [line items]
Category of business	Panel manufacturing	Panel manufacturing
Ownership (%)	19.00%	19.00%	19.00%
Region	Vietnam
Foreign [member] | POSCO SeAH Steel Wire(Nantong) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales	Steel processing and sales
Ownership (%)	25.00%	25.00%	25.00%
Region	China
Foreign [member] | POS-SeAH Steel Wire (Thailand) Co., Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales	Steel manufacturing and sales
Ownership (%)	25.00%	25.00%	25.00%
Region	Thailand
Foreign [member] | Jupiter Mines Limited [member]
Disclosure of associates [line items]
Category of business	Resource development	Resource development
Ownership (%)	6.93%	6.93%	6.93%
Region	Australia
Foreign [member] | SAMHWAN VINA CO., LTD [member]
Disclosure of associates [line items]
Category of business	Steel manufacturing and sales	Steel manufacturing and sales
Ownership (%)	19.00%	19.00%	19.00%
Region	Vietnam
Foreign [member] | Saudi-Korean Company for Maintenance Properties Management LLC [member]
Disclosure of associates [line items]
Category of business	Building management	Building management
Ownership (%)	19.00%	19.00%	19.00%
Region	Saudi Arabia
Foreign [member] | AMCI (WA) PTY LTD [member]
Disclosure of associates [line items]
Category of business	Iron ore sales & mine development
Ownership (%)	49.00%	49.00%
Region	Australia
Foreign [member] | NCR LLC [member]
Disclosure of associates [line items]
Category of business	Coal sales
Ownership (%)	29.40%	29.41%
Region	Canada
Foreign [member] | SHANGHAI LANSHENG DAEWOO CORP. [member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | SHANGHAI WAIGAOQIAO FREE TRADE ZONE LANSHENG DAEWOO IN'L TRADING CO., LTD. [member]
Disclosure of associates [line items]
Category of business	Trading
Ownership (%)	49.00%	49.00%
Region	China
Foreign [member] | General Medicines Company Ltd. [member]
Disclosure of associates [line items]
Category of business	Medicine manufacturing and sales
Ownership (%)	33.00%	33.00%
Region	Sudan
Foreign [member] | KOREA LNG LTD. [member]
Disclosure of associates [line items]
Category of business	Gas production and sales
Ownership (%)	20.00%	20.00%
Region	England
Foreign [member] | AES-VCM Mong Duong Power Company Limited [member]
Disclosure of associates [line items]
Category of business	Electricity generation
Ownership (%)	30.00%	30.00%
Region	Vietnam
Foreign [member] | KG Power(M) SDN. BHD [member]
Disclosure of associates [line items]
Category of business	Resource development
Ownership (%)	20.00%	20.00%
Region	Malaysia
Foreign [member] | South-East Asia Gas Pipeline Company Ltd. [member]
Disclosure of associates [line items]
Category of business	Pipeline construction and management
Ownership (%)	25.04%	25.04%
Region	Myanmar
Foreign [member] | GLOBAL KOMSCO Daewoo LLC [member]
Disclosure of associates [line items]
Category of business	Cotton celluloid manufacturing and sales
Ownership (%)	35.00%	35.00%
Region	Uzbekistan
Foreign [member] | POSCO-Poggenamp Electrical Steel Pvt. Ltd. [member]
Disclosure of associates [line items]
Category of business	Steel processing and sales
Ownership (%)	26.00%	26.00%
Region	India
Foreign [member] | Qingdao Pohang DGENX Stainless Steel Pipe Co Ltd [member]
Disclosure of associates [line items]
Category of business	Exhaust meter manufacturing
Ownership (%)	40.00%	40.00%
Region	China
Foreign [member] | SHINPOONG DAEWOO PHARMA VIETNAM CO.,LTD [member]
Disclosure of associates [line items]
Category of business	Medicine production
Ownership (%)	3.42%	3.42%
Region	Vietnam
Foreign [member] | ZHEJIANG HUAYOUPOSCO ESM [Member]
Disclosure of associates [line items]
Category of business	Produce
Ownership (%)	40.00%
Region	China
Foreign [member] | Sebang Steel [member]
Disclosure of associates [line items]
Category of business	Scrap sale
Ownership (%)		49.00%
Region		Japan
Foreign [member] | ERAE Automotive Systems Mexico, S. DE R.L. DE C.V [member]
Disclosure of associates [line items]
Category of business	Automobile parts manufacturing
Ownership (%)	0.00%	7.65%
Region	Mexico